Unaudited Interim Condensed Balance Sheets (Parentheticals)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 SFr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 SFr / shares
Statement of Financial Position [Abstract]
Accounts payable including related party	$ 14,547		$ 454,315
Related party, net of discount	0		113,130
Net of discount, current	0		37,362
Other accrued liabilities, including related party	63,859		40,842
Net of discount, noncurrent	$ 0		$ 4,248
Common shares, par value (in Francs per share) | SFr / shares		SFr 0.02		SFr 0.02
Common shares, issued (in Shares) | shares	12,068,325		6,960,000
Common shares, outstanding (in Shares) | shares	12,068,325		6,960,000
Common shares, authorized (in Shares) | shares	17,945,915		17,945,915